Note 4 - Loans (Tables)	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2022	2021	2021

Point-of-sale loans and leases	$1,610,336	$1,279,576	$1,067,135
Commercial real estate mortgages	782,274	757,576	686,909
Commercial real estate loans	14,065	26,569	34,897
Public sector and other financing	35,529	32,587	35,362
	2,442,204	2,096,308	1,824,303

Allowance for credit losses	(1,533)	(1,453)	(1,636)
Accrued interest	9,605	8,195	7,109

Total loans, net of allowance for credit losses	$2,450,276	$2,103,050	$1,829,776

Disclosure of loans by lending asset category [text block]
	As at April 30, 2022				As at October 31, 2021
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$1,607,427	$2,909	$-	$1,610,336	$1,277,011	$2,565	$-	$1,279,576
ECL allowance	419	-	-	419	275	-	-	275
EL %	0.03%	0.00%	0.00%	0.03%	0.02%	0.00%	0.00%	0.02%
Commercial real estate mortgages	$730,015	$52,259	$-	$782,274	$694,869	$62,707	$-	$757,576
ECL allowance	948	101	-	1,049	980	134	-	1,114
EL %	0.13%	0.19%	0.00%	0.13%	0.14%	0.21%	0.00%	0.15%
Commercial real estate loans	$14,065	$-	$-	$14,065	$26,569	$-	$-	$26,569
ECL allowance	40	-	-	40	45	-	-	45
EL %	0.28%	0.00%	0.00%	0.28%	0.17%	0.00%	0.00%	0.17%
Public sector and other financing	$35,343	$186	$-	$35,529	$32,507	$80	$-	$32,587
ECL allowance	24	1	-	25	16	3	-	19
EL %	0.07%	0.54%	0.00%	0.07%	0.05%	3.75%	0.00%	0.06%
Total Loans	$2,386,850	$55,354	$-	$2,442,204	$2,030,956	$65,352	$-	$2,096,308
Total ECL allowance	1,431	102	-	1,533	1,316	137	-	1,453
Total EL %	0.06%	0.18%	0.00%	0.06%	0.06%	0.21%	0.00%	0.07%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside

Allowance for expected credit losses	$1,533	$925	$1,149	$1,549
Variance from reported ECL		(608)	(384)	16
Variance from reported ECL (%)		(40% )	(25% )	1%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$370	$-	$-	$370
Transfer in (out) to Stage 1	14	(14)	-	-
Transfer in (out) to Stage 2	(27)	27	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	62	(13)	-	49
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	49	-	-	49
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$419	$-	$-	$419

Commercial real estate mortgages
Balance at beginning of period	$949	$96	$-	$1,045
Transfer in (out) to Stage 1	8	(8)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(69)	13	-	(56)
Loan originations	80	-	-	80
Derecognitions and maturities	(20)	-	-	(20)
Provision for (recovery of) credit losses	(1)	5	-	4
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$948	$101	$-	$1,049

Commercial real estate loans
Balance at beginning of period	$36	$-	$-	$36
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	4	-	-	4
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	4	-	-	4
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$40	$-	$-	$40

Public sector and other financing
Balance at beginning of period	$4	$-	$-	$4
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	20	1	-	21
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	20	1	-	21
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$24	$1	$-	$25

Total balance at end of period	$1,431	$102	$-	$1,533
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$207	$-	$-	$207
Transfer in (out) to Stage 1	21	(21)	-	-
Transfer in (out) to Stage 2	(46)	46	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	56	(25)	-	31
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	31	-	-	31
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$238	$-	$-	$238

Commercial real estate mortgages
Balance at beginning of period	$1,346	$167	$-	$1,513
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(56)	56	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(256)	36	-	(220)
Loan originations	78	-	-	78
Derecognitions and maturities	(33)	(30)	-	(63)
Provision for (recovery of) credit losses	(267)	62	-	(205)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,079	$229	$-	$1,308

Commercial real estate loans
Balance at beginning of period	$72	$-	$-	$72
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(23)	-	-	(23)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(23)	-	-	(23)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$49	$-	$-	$49

Public sector and other financing
Balance at beginning of period	$40	$-	$-	$40
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	2	-	-	2
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	(116)	(117)
Provision for (recovery of) credit losses	1	-	(116)	(115)
Write-offs	-	-	-	-
Recoveries	-	-	116	116
Balance at end of period	$41	$-	$-	$41

Total balance at end of period	$1,407	$229	$-	$1,636
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	52	(52)	-	-
Transfer in (out) to Stage 2	(85)	85	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	177	(33)	-	144
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	144	-	-	144
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$419	$-	$-	$419

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	22	(22)	-	-
Transfer in (out) to Stage 2	(4)	4	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(97)	(11)	-	(108)
Loan originations	160	-	-	160
Derecognitions and maturities	(113)	(4)	-	(117)
Provision for (recovery of) credit losses	(32)	(33)	-	(65)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$948	$101	$-	$1,049

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(5)	-	-	(5)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(5)	-	-	(5)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$40	$-	$-	$40

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	9	(2)	-	7
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	8	(2)	-	6
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$24	$1	$-	$25

Total balance at end of period	$1,431	$102	$-	$1,533
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$215	$-	$-	$215
Transfer in (out) to Stage 1	41	(41)	-	-
Transfer in (out) to Stage 2	(90)	90	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	72	(49)	-	23
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	23	-	-	23
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$238	$-	$-	$238
Commercial real estate mortgages
Balance at beginning of period	$1,174	$192	$-	$1,366
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(58)	58	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(189)	46	-	(143)
Loan originations	224	-	-	224
Derecognitions and maturities	(72)	(67)	-	(139)
Provision for (recovery of) credit losses	(95)	37	-	(58)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,079	$229	$-	$1,308

Commercial real estate loans
Balance at beginning of period	$137	$-	$-	$137
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(88)	-	-	(88)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(88)	-	-	(88)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$49	$-	$-	$49

Public sector and other financing
Balance at beginning of period	$57	$-	$-	$57
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(15)	-	-	(15)
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	(116)	(117)
Provision for (recovery of) credit losses	(16)	-	(116)	(132)
Write-offs	-	-	-	-
Recoveries	-	-	116	116
Balance at end of period	$41	$-	$-	$41

Total balance at end of period	$1,407	$229	$-	$1,636